Financial Instruments - Long-Term Debt Narrative (Details) £ in Millions		1 Months Ended				12 Months Ended
		Jan. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Nov. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	[1]	Jan. 31, 2019 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Mar. 17, 2017 USD ($)	Mar. 06, 2017 EUR (€)	Nov. 21, 2016 USD ($)	Jun. 03, 2016 USD ($)
Debt Instrument [Line Items]
Repurchased debt					$ 3,400,000,000
Redemption value					3,700,000,000
Loss on early retirement of debt			$ 999,000,000		312,000,000	$ 3,000,000	[1]	$ 999,000,000	[1]	$ 312,000,000
Senior Unsecured U.K. Pound Debt, 6.50%, Due 2038 [Member]
Debt Instrument [Line Items]
Loss on early retirement of debt			846,000,000
Senior Unsecured Euro Debt, 5.75%, Due 2021 [Member]
Debt Instrument [Line Items]
Loss on early retirement of debt			$ 153,000,000
Senior Notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate						3.56%
Principal amount	[2]					$ 5,000,000,000
Senior Notes [Member] | Senior Unsecured U.K. Pound Debt, 6.50%, Due 2038 [Member]
Debt Instrument [Line Items]
Repurchased debt | £														£ 197
Interest rate, percentage													6.50%	6.50%
Redemption value | £														£ 1,700
Amount of debt exchanged				£ 833				$ 1,100,000,000
Principal amount | £														£ 470
Senior Notes [Member] | Senior Unsecured Euro Debt, 5.75%, Due 2021 [Member]
Debt Instrument [Line Items]
Repurchased debt | €													€ 834,000,000
Interest rate, percentage													5.75%	5.75%
Redemption value | €													€ 1,000,000,000
Principal amount | €													€ 1,200,000,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount															$ 1,065,000,000	€ 4,000,000,000	$ 6,000,000,000	$ 5,000,000,000
Weighted average interest rate						1.30%							2.40%	2.40%	4.20%	0.23%	3.10%	2.09%
Principal amount						$ 1,800,000,000
Unsecured Debt [Member] | Senior Unsecured Debt, 6.20%, Due 2019 [Member]
Debt Instrument [Line Items]
Repurchased debt					$ 3,270,000,000
Interest rate, percentage					6.20%
Subsequent Event [Member] | Senior Unsecured Euro Debt, 5.75%, Due 2021 [Member]
Debt Instrument [Line Items]
Loss on early retirement of debt		$ (138,000,000)
Subsequent Event [Member] | Senior Notes [Member] | Senior Unsecured Euro Debt, 5.75%, Due 2021 [Member]
Debt Instrument [Line Items]
Repurchased debt | €												€ 1,100,000,000
Interest rate, percentage												5.75%
Redemption value | €												€ 1,300,000,000

[1]	In 2017 and 2016, represents net losses due to the early retirement of debt, inclusive of the related termination of cross currency swaps in 2017 and inclusive of the related termination of interest rate swaps in 2016.
[2]	The weighted-average effective interest rate for the notes at issuance was 3.56%.